PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2012
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

7.                                      PREPAID EXPENSES AND OTHER CURRENT ASSETS

	As of December 31,
	2011	2012

Deposits of share repurchase	$21,455	$—
Advances to suppliers	14,042	10,160
Receivables related to online gaming and social commerce business	7,100	8,628
Interest income receivable	6,290	2,708
Prepaid expenses	5,402	3,216
Other current assets	3,479	2,923
Rental deposits	1,621	1,956

Total	$59,389	$29,591

In September 2011, the directors of Company approved the share repurchase plan of its outstanding American Depositary Shares (“ADSs”) from the open market within one year time period.  The Company made the deposits of share repurchases of $21,455 to Morgan Stanley (“MS”) in November and December 2011. The deposits of share repurchase were fully settled in March 2012 as set out in Note 16.

Receivables related to online gaming and social commerce business represent balances paid online by end users but held at a third party electronic payment service provider, which were in transition to the Group’s bank accounts as of December 31, 2011 and 2012.  The balances were received by the Group a few days after December 31, 2011 and 2012, respectively.

Interest income receivable of $6,290 and $2,708 as of December 31, 2011 and 2012 mainly related to the earned and accrued interest of the term deposits with financial institutions during the year.

Advance to suppliers are mainly comprised of prepayments to certain merchants for social commerce business. The amount was $9,455 and $8,517 as of December 31, 2011 and 2012, respectively. Advances to suppliers were non-interest bearing and short-term in nature. As of December 31, 2012, an allowance of $1,020 was provided for the advance to suppliers of social commerce business based on specific identification after considering historical bad debt rates, repayment patterns and customer credit worthiness.

During 2011 and 2012, the Company made non-interest bearing loan to three PRC subsidiaries of Recruit Holding Limited (“Recruit”) totaling $4,280, of which $377 has been paid. In June 2012, the Company noted that the three PRC subsidiaries of Recruit had incurred significant loss and reassessed the recoverability of the loan receivables. Based on the assessment, the Company believed that total amount of the outstanding loan was not collectible and full valuation allowance of $3,903 was provided against the outstanding balance. Such amount was recorded in the statements of operations. Subsequently in November 2012, the three PRC subsidiaries went through liquidation process and the Company received $360 out of the liquidation proceeds. As a result, net valuation allowance of $3,543 was provided for the year ended December 31, 2012.